Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property Plant And Equipment [Line Items]
Gross property, plant and equipment	$ 15,494	$ 16,248
Accumulated depreciation	(8,629)	(9,158)
Net property, plant and equipment	6,865	7,090
Land and industrial buildings [Member]
Property Plant And Equipment [Line Items]
Gross property, plant and equipment	3,306	3,478
Plant, machinery and equipment [Member]
Property Plant And Equipment [Line Items]
Gross property, plant and equipment	8,357	8,481
Assets sold with buy-back commitment [Member]
Property Plant And Equipment [Line Items]
Gross property, plant and equipment	2,750	2,813
Construction in Progress [Member]
Property Plant And Equipment [Line Items]
Gross property, plant and equipment	213	516
Other [Member]
Property Plant And Equipment [Line Items]
Gross property, plant and equipment	$ 868	$ 960